Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

	Year ended December 31, 2009
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥130,857	¥88,498	¥219,355

Income taxes:
Current	¥45,079	¥18,331	¥63,410
Deferred	15,415	5,297	20,712

	¥60,494	¥23,628	¥84,122

Reconciliation of Japanese Statutory Income Tax Rate and Effective Inome Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2011	2010	2009
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.6	0.8	0.9
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(3.5)	(5.4)
Tax credit for research and development expenses	(3.9)	(5.1)	(2.8)
Change in valuation allowance	(0.5)	2.8	5.4
Effect of enacted changes in tax laws and rates on Japanese tax	1.8	—	—
Other	(1.5)	0.7	0.2

Effective income tax rate	32.2%	35.7%	38.3%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2011	2010
	(Millions of yen)
Prepaid expenses and other current assets	¥61,961	¥69,197
Other assets	130,582	136,727
Other current liabilities	(1,735)	(2,149)
Other noncurrent liabilities	(43,542)	(47,827)

	¥147,266	¥155,948

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	December 31
	2011	2010
	(Millions of yen)
Deferred tax assets:
Inventories	¥18,885	¥23,836
Accrued business tax	3,227	6,200
Accrued pension and severance cost	90,025	78,552
Research and development—costs capitalized for tax purposes	12,898	14,740
Property, plant and equipment	31,624	41,737
Accrued expenses	37,992	35,823
Net operating losses carried forward	31,967	28,373
Other	38,220	52,869

	264,838	282,130
Less valuation allowance	(33,788)	(35,307)

Total deferred tax assets	231,050	246,823

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(6,783)	(8,215)
Net unrealized gains on securities	(1,180)	(2,119)
Tax deductible reserve	(6,385)	(6,038)
Financing lease revenue	(40,878)	(37,353)
Prepaid pension and severance cost	(2,224)	(2,018)
Other	(26,334)	(35,132)

Total deferred tax liabilities	(83,784)	(90,875)

Net deferred tax assets	¥147,266	¥155,948

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,588
After one year through five years	5,097
After five years through ten years	37,199
After ten years through twenty years	42,402
Indefinite period	29,295

Total	¥116,581

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Balance at beginning of year	¥6,035	¥13,235	¥12,689
Additions for tax positions of the current year	149	73	—
Additions for tax positions of prior years	431	805	1,442
Reductions for tax positions of prior years	(2,139)	(8,354)	(1,106)
Settlements with tax authorities	(1,264)	(2,471)	—
Additions from acquisitions	—	4,066	—
Other	(279)	(1,319)	210

Balance at end of year	¥2,933	¥6,035	¥13,235